Trade and Other Payables - Summary of Unsecured Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 998,258	$ 1,342,369
Sundry payables and accrued expenses	7,171,820	4,102,800
Employee entitlements	354,063	314,892
Total	$ 8,524,141	$ 5,760,061